Regulatory Capital Matters - Actual and Required Capital Amounts and Ratios of CF Bank (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, Actual Amount	$ 25,002	$ 15,351
Total Capital to risk weighted assets, Actual Ratio	15.53%	10.30%
Total Capital to risk weighted assets, For Capital Adequacy Purposes Amount	12,878	11,918
Total Capital to risk weighted assets, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	16,098	14,897
Total Capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	10.00%	10.00%
Total Capital to risk weighted assets, Required By Terms Of CFBank Order Amount	19,317	17,876
Total Capital to risk weighted assets, Required By Terms Of CFBank Order Ratio	12.00%	12.00%	12.00%
Tier 1 (Core) Capital to risk weighted assets, Actual Amount	22,950	13,436
Tier 1 (Core) Capital to risk weighted assets, Actual Ratio	14.26%	9.02%
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Amount	6,439	5,959
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 (Core) Capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	9,659	8,938
Tier 1 (Core) Capital to risk weighted assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	6.00%	6.00%
Tier 1 (Core) Capital to adjusted total assets, Actual Amount	22,950	13,436
Tier 1 (Core) Capital to adjusted total assets, Actual Ratio	10.97%	5.39%
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Amount	8,372	9,968
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 (Core) Capital to adjusted total assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Amount	10,465	12,460
Tier 1 (Core) Capital to adjusted total assets, To Be Well Capitalized Under Prompt Corrective Action Regulations Ratio	5.00%	5.00%
Tier 1 (Core) Capital to adjusted total assets, Required By Terms Of CFBank Order Amount	16,744	19,937
Tier 1 (Core) Capital to adjusted total assets, Required By Terms Of CFBank Order Ratio	8.00%	8.00%	8.00%
Tangible Capital to adjusted total assets, Actual Amount	22,950	13,436
Tangible Capital to adjusted total assets, Actual Ratio	10.97%	5.39%
Tangible Capital to adjusted total assets, For Capital Adequacy Purposes Amount	$ 3,139	$ 3,738
Tangible Capital to adjusted total assets, For Capital Adequacy Purposes Ratio	1.50%	1.50%